SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
No Single Customer [Member]
Segment Reporting Information [Line Items]
Revenue Percentage	10.00%		10.00%
One channel partner [Member]
Segment Reporting Information [Line Items]
Revenue Percentage		12.10%